Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

August 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Laudus Trust (“Trust”) (File Nos. 33-21677 and 811-05547)

Laudus Mondrian International Equity Fund

Laudus Mondrian Emerging Markets Fund

Laudus Mondrian International Government Fixed Income Fund

Laudus Mondrian Global Government Fixed Income Fund

Laudus U.S. Large Cap Growth Fund

Post-Effective Amendment No. 90

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated July 29, 2016, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Alexandra Riedel
Alexandra Riedel
Corporate Counsel
Charles Schwab Investment Management, Inc.